Summary of Significant Accounting Policies (Summary Of Components Of Available-For-Sale Securities) (Details) - USD ($) $ in Millions	Jan. 02, 2016	Jan. 03, 2015
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Adjusted cost	$ 5	$ 6
Gross unrealized gains	6	24
Gross unrealized losses	(1)	0
Other Current Assets [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Available-for-sale securities	$ 10	$ 30